Impairment losses and goodwill - Goodwill - Net book value (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Net book value	€ 24,192	€ 23,113	€ 27,596
Telekom Romania Communications [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(272)
Additional recognition, goodwill	€ 272